Related Party Transactions - Additional Information (Detail)					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 12, 2023 USD ($) $ / shares	Jan. 09, 2023	Jan. 12, 2021 USD ($) shares	Sep. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 08, 2020 USD ($) $ / shares
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party						$ 30,000	$ 30,000	$ 120,000	$ 116,000
Due to related parties current						727,324		363,744
Proceeds from note payable to related party								0	6,604
Due to Related Parties						110,000		80,000	0
Accrued expenses related party Current						(231,720)		(176,804)	0
Description of time limit on contribution of loan		five (5) business days
Promissory Note [Member]
Related Party Transaction [Line Items]
Due to related parties current						720,000		0
Warrant [Member]
Related Party Transaction [Line Items]
Debt instrument conversion price | $ / shares	$ 1.5
Debt Instrument, Convertible, Number of Equity Instruments	1,500,000
Sponsor [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction						10,000		10,000
Related party transaction, expenses from transactions with related party						42,000	$ 0	249,000	200,000
Due to related parties current						0		0	0
Accrued expenses related party Current						232,000		177,000	0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 300,000
Proceeds from note payable to related party			$ 169,000
Debt instrument interest rate										0.00%
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Due to related parties current						$ 0		$ 0	$ 0
Debt instrument convertible into warrants										$ 1,500,000
Debt instrument conversion price | $ / shares										$ 1.5
IPO [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares					20.00%
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Repurchase of shares surrendered by sponsor | shares			2,500,000
Shares Issued, shares, share-based payment arrangement, forfeited | shares			687,500
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Number of shares transferred to the companies directors | shares					30,000
Number of shares transferred to the companies strategic advisors | shares				90,000
Common stock shares subject to forfeiture | shares					1,312,500
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during the period for services shares | shares				10,062,500
Common stock par or stated value per share | $ / shares	0.0001			$ 0.0001
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during the period for services value				$ 25,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001					0.0001		0.0001	$ 0.0001
Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share | $ / shares						$ 12		$ 12
Number of consecutive trading days for determining share price						20 days		20 days
Number of trading days for determining share price						30 days		30 days
Threshold number of trading days for determining share pricefrom date of business combination						150 days		150 days
Common Class A [Member] | Over-Allotment Option [Member] | Founder [Member]
Related Party Transaction [Line Items]
Over-allotment option vesting period			45 days
LHC Sponsor [Member] | Unsecured promissory note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 2,160,000
Debt instrument interest rate	0.00%
Line of Credit Facility, Current Borrowing Capacity	$ 720,000
Description of time limit on contribution of loan	two (2) business days